- Changes in AOCI (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at September 30, 2013	$ (172.9)
OCI before reclassifications	(112.7)
Reclassifications to earnings	14.5
Balance at September 30, 2014	(271.1)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at September 30, 2013	4.8
OCI before reclassifications	(83.0)
Reclassifications to earnings	0
Balance at September 30, 2014	(78.2)
Pension/Postretirement Activity [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at September 30, 2013	(178.2)
OCI before reclassifications	(36.8)
Reclassifications to earnings	12.2
Balance at September 30, 2014	(202.8)
Hedging Activity [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at September 30, 2013	0.5
OCI before reclassifications	7.1
Reclassifications to earnings	2.3
Balance at September 30, 2014	$ 9.9